SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 18 – SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than those subsequent events described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On January 21, 2022, the Company closed an initial $5,000,000 million tranche (the “First Tranche”) of a total then anticipated $7,000,000 million private placement with L1 Capital Global Opportunities Master Fund, Ltd. (the “Investor”) pursuant to the terms of Securities Purchase Agreement, dated January 21, 2022, between the Company and the Investor (the “Purchase Agreement”). In connection with the closing of the First Tranche, the Company issued to the Investor (i) a Senior Convertible Promissory Note in a principal amount of up to $7,000,000 (the “Original Note”) and (ii) a five year Ordinary Share Purchase Warrant (the “Initial Warrant”) to purchase up to 383,620 ordinary shares of the Company (the “Ordinary Shares”) at an exercise price of $6.00 per share, subject to “full ratchet” price-based anti-dilution adjustments for future issuances of Ordinary Shares by the Company (subject to certain exceptions) and customary share-based adjustments for stock splits and the like.

After deduction of 6.0% original issue discount and related legal expenses to the “First Tranche”, a total of $4,271,000 was received by the Company on January 24, 2022.

A second tranche of funding (the “Second Tranche”) under the Original Note, in the principal amount of $2,000,000 (subject to potential reduction, the “Second Tranche Amount”) was to be funded two (2) trading days following the declaration of effectiveness a registration statement covering the resale of the Ordinary Shares underlying the Original Note and Warrants (as defined below) (the “Registration Statement”), subject to the satisfaction of certain conditions precedent. At the closing of the Second Tranche, the Investor was to be entitled to receive an additional Ordinary Share Purchase Warrant (carrying the same terms as the Initial Warrant) (the “Second Warrant”, and collectively with the Initial Warrant, the “Warrants”) to purchase up to 153,450 Ordinary Shares, if the full amount of the Second Tranche was funded, at an exercise price of $6.00 per share, subject to adjustment as described above.

On March 4, 2022, the Company and the Investor entered into a First Amendment to the Purchase Agreement (the “SPA Amendment”) and an Amended and Restated Senior Convertible Promissory Note, which amends and restates the Original Note in its entirety (the “Replacement Note”), to memorialize the following amendments to the terms of the financing transaction:

1. The Second Tranche Amount was increased from $2,000,000 to $5,000,000 (less a 6% original issuance discount as provided for in the Original Note) (the “New Second Tranche Amount”).

2. Because of the increase in the Second Tranche Amount, at the closing of the Second Tranche, the Investor will be entitled to receive a Second Warrant to purchase up to 383,620 Ordinary Shares (rather than 153,450 Ordinary Shares per the initial Purchase Agreement terms, and assuming the full New Second Tranche Amount is funded) at an exercise price of $6.00 per share, subject to adjustment as described above.

3. Without the prior approval of the Investor, the Company will be restricted in issuing new Ordinary Shares or Ordinary Share equivalents (subject to certain exceptions) during the period from March 4, 2022 through the date that is seven (7) trading days after the Registration Statement is declared effective; provided that this restriction will not apply if then trading price of the Ordinary Shares is over $9.00 with average five (5) day trading volume of 500,000 shares.

4. The New Second Tranche Amount, and the corresponding number of Ordinary Shares underlying the Second Warrant, is subject to reduction if the principal amount of the Replacement Note (after funding the Second Tranche) would be 20% (as opposed to 25% as provided for in the Original Note) of the market capitalization of the Company on the trading following the date of effectiveness of the Registration Statement.